Annual Notice of Securities Sold Pursuant to Rule 24F-2

               U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.
                        Please print or type.

   1.   Name and address of issuer:   The Rushmore Fund, Inc.
                                      4922 Fairmont Avenue
                                      Bethesda, Maryland 20814

   2. Name of each series or class of funds for which this notice is filed: The Rushmore Fund, Inc.

   3.   Investment Company Act File Number: 811-4369

        Securities Act File Number: 2-99388

   4.   Last day of fiscal year for which this notice is filed:
        August 31, 1996

   5. Check box if this notice is being filed more than 180 days after the close of the issuer s fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer s 24f-2 declaration:

   6.   Date of termination of issuer s declaration under rule
        24f-2(a)(1), if applicable (see Instruction A.6):

   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                None

   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                None

   9. Number and aggregate sale price of securities sold during the fiscal year:

                             Shares Sold:  65,738,904
                    Aggregate Sale Price:  $105,780,194





   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                Shares Sold:    65,738,904
                       Aggregate Sale Price:    $105,780,194

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

   12.  Calculation of registration fee:
        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item
             10):                               $ 105,780,194

        (ii) Aggregate price of shares issued in connection with
             dividend reinvestment plans (from Item 11, if
             applicable):                       +

        (iii)     Aggregate price of shares redeemed or
                  repurchased during the fiscal year(if
                  applicable):                  - 132,594,490

        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): +

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus
             line (iv)](if applicable):         $ (26,814,296)

        (vi) Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law or
             regulation (see Instruction C.6):  0.0003448276

        (vii)     Fee due [line (i) or line (v) multiplied by
                  line (vi)]:                   $ 0

   Instruction:   Issuers should complete lines (ii), (iii),
                  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer s fiscal year. See Instruction C.3.

   13. Check box if fees are being remitted to the Commission s lockbox depository as described in section 3a of the Commission s Rules of Informal and Other Procedures (17
        CFR 202.3a).

        Date of mailing or wire transfer of filing fees to the Commission s lockbox depository:





                             SIGNATURES
   This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By (Signature and Title)*/s/Timothy N. Coakley
                            Timothy N. Coakley, Vice President
                               and Controller


   Date:  10/28/96

   *Please print the name and title of the signing officer below the signature.